Asset Acquisitions	9 Months Ended
Sep. 30, 2024
Asset Acquisition [Abstract]
Asset Acquisitions
3.	Asset Acquisitions
On March 18, 2024, the Company acquired approximately 11,000 acres of land in Lea County, New Mexico for total purchase consideration of $26.4 million, inclusive of $0.3 million in transaction costs. The purchase consideration was attributed to land value of $25.9 million and intangible asset value of $0.5 million.
On May 10, 2024, the Company acquired approximately 103,000 fee surface acres in the Loving and Winkler Counties, Texas, and Lea County, New Mexico from a private third-party seller, for total purchase consideration of $362.6 million, inclusive of $2.1 million in transaction costs. The purchase consideration was attributed to land value of $361.9 million and other assets of $0.7 million.
On May 10, 2024 the Company acquired approximately 34,000 fee surface acres in Lea County, New Mexico and Andrews County, Texas from the same private third-party seller, for total purchase consideration of $42.2 million, inclusive of $0.3 million in transaction costs. The purchase consideration was all attributed to land value.